Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000085498 | Welltower, Inc. - FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085498 | Prologis, Inc. - FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085498 | VanEck Gold Miners ETF/USA - FR_92189F106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085498 | Equinix, Inc. - FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085498 | Ventas, Inc. - FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085498 | Digital Realty Trust, Inc. - FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085498 | FlexShares Morningstar Global Upstream Natural Resources Index Fund, Class N - FR_33939L407
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085498 | VICI Properties, Inc. - FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085498 | Simon Property Group, Inc. - FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085498 | Mid-America Apartment Communities, Inc. - FR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085498 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000085498 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000085498 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085498 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000085498 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085498 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085498 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085498 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085498 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085498 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085498 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085498 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085498 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085498 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085498 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085498 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000085498 | 13050626
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085498 | 13051762
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000085498 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000085498 | Commodity Related Derivatives.
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000085498 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000085498 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000085498 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000085498 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000085499 | Welltower, Inc. - FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085499 | Prologis, Inc. - FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085499 | VanEck Gold Miners ETF/USA - FR_92189F106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085499 | Equinix, Inc. - FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085499 | Ventas, Inc. - FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085499 | Digital Realty Trust, Inc. - FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085499 | FlexShares Morningstar Global Upstream Natural Resources Index Fund, Class N - FR_33939L407
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085499 | VICI Properties, Inc. - FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085499 | Simon Property Group, Inc. - FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085499 | Mid-America Apartment Communities, Inc. - FR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085499 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000085499 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000085499 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085499 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000085499 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085499 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085499 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085499 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085499 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085499 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085499 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085499 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085499 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085499 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085499 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085499 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000085499 | 13050626
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085499 | 13051762
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000085499 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000085499 | Commodity Related Derivatives.
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000085499 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000085499 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000085499 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000085499 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000085496 | Welltower, Inc. - FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085496 | Prologis, Inc. - FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085496 | VanEck Gold Miners ETF/USA - FR_92189F106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085496 | Equinix, Inc. - FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085496 | Ventas, Inc. - FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085496 | Digital Realty Trust, Inc. - FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085496 | FlexShares Morningstar Global Upstream Natural Resources Index Fund, Class N - FR_33939L407
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085496 | VICI Properties, Inc. - FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085496 | Simon Property Group, Inc. - FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085496 | Mid-America Apartment Communities, Inc. - FR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085496 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000085496 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000085496 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085496 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000085496 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085496 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085496 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085496 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085496 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085496 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085496 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085496 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085496 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085496 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085496 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085496 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000085496 | 13050626
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085496 | 13051762
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000085496 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000085496 | Commodity Related Derivatives.
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000085496 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000085496 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000085496 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000085496 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000085497 | Welltower, Inc. - FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085497 | Prologis, Inc. - FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085497 | VanEck Gold Miners ETF/USA - FR_92189F106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085497 | Equinix, Inc. - FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085497 | Ventas, Inc. - FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085497 | Digital Realty Trust, Inc. - FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085497 | FlexShares Morningstar Global Upstream Natural Resources Index Fund, Class N - FR_33939L407
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085497 | VICI Properties, Inc. - FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085497 | Simon Property Group, Inc. - FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085497 | Mid-America Apartment Communities, Inc. - FR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085497 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000085497 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000085497 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085497 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000085497 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085497 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085497 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085497 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085497 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085497 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085497 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085497 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085497 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085497 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085497 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085497 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000085497 | 13050626
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085497 | 13051762
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000085497 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000085497 | Commodity Related Derivatives.
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000085497 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000085497 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000085497 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000085497 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000139941 | Welltower, Inc. - FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000139941 | Prologis, Inc. - FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000139941 | VanEck Gold Miners ETF/USA - FR_92189F106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000139941 | Equinix, Inc. - FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139941 | Ventas, Inc. - FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000139941 | Digital Realty Trust, Inc. - FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139941 | FlexShares Morningstar Global Upstream Natural Resources Index Fund, Class N - FR_33939L407
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000139941 | VICI Properties, Inc. - FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000139941 | Simon Property Group, Inc. - FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000139941 | Mid-America Apartment Communities, Inc. - FR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000139941 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000139941 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000139941 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000139941 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000139941 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000139941 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139941 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139941 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000139941 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000139941 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000139941 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000139941 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000139941 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000139941 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000139941 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000139941 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000139941 | 13050626
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000139941 | 13051762
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000139941 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000139941 | Commodity Related Derivatives.
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000139941 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000139941 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000139941 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000139941 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082623 |
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000082623 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000082623 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000082623 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000082623 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082623 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082623 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082623 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000082623 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082623 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082623 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082623 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082623 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085359 |
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000085359 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000085359 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000085359 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000085359 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000085359 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000085359 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085359 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085359 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085359 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085359 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085359 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000085359 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085438 |
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000085438 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000085438 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000085438 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000085438 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000085438 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000085438 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085438 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085438 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085438 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085438 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085438 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000085438 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082621 |
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000082621 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000082621 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000082621 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000082621 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082621 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082621 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082621 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000082621 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082621 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082621 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082621 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082621 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082622 |
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000082622 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000082622 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000082622 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000082622 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082622 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082622 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082622 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000082622 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082622 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082622 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082622 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082622 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085437 |
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000085437 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000085437 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000085437 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000085437 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000085437 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000085437 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085437 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085437 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085437 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085437 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085437 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000085437 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152483 |
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000152483 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000152483 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000152483 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152483 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000152483 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000152483 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152483 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152483 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152483 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152483 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152483 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000152483 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161781 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000161781 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161781 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161781 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161781 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161781 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161781 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161781 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161781 | 13050627
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161781 | 13050023
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000161781 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161781 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161781 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161781 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161781 | Country SummaryColombia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161781 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161781 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161781 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161781 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000161781 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161781 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161781 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161781 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161781 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161781 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000161781 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000161781 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161781 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161779 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000161779 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161779 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161779 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161779 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161779 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161779 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161779 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161779 | 13050627
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161779 | 13050023
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000161779 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161779 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161779 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161779 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161779 | Country SummaryColombia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161779 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161779 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161779 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161779 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000161779 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161779 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161779 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161779 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161779 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161779 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000161779 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000161779 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161779 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161780 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000161780 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161780 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161780 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161780 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161780 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161780 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161780 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161780 | 13050627
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161780 | 13050023
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000161780 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161780 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161780 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161780 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161780 | Country SummaryColombia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161780 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161780 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161780 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161780 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000161780 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161780 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161780 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161780 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161780 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161780 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000161780 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000161780 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161780 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161785 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000161785 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161785 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161785 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161785 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161785 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161785 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161785 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161785 | 13050627
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161785 | 13050023
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000161785 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161785 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161785 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161785 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161785 | Country SummaryColombia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161785 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161785 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161785 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161785 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000161785 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161785 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161785 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161785 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161785 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161785 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000161785 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000161785 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161785 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000133860 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000133860 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000133860 | California
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000133860 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000133860 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000133860 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133860 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000133860 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133860 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133860 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000133860 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000133860 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000133860 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000133860 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133860 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000133860 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000133860 | Others
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000133860 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000133860 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133860 | AA
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000133860 | A
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000133860 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000133860 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000133860 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133860 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000133860 | D
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000133863 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000133863 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000133863 | California
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000133863 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000133863 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000133863 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133863 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000133863 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133863 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133863 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000133863 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000133863 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000133863 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000133863 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133863 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000133863 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000133863 | Others
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000133863 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000133863 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133863 | AA
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000133863 | A
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000133863 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000133863 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000133863 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133863 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000133863 | D
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000133864 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000133864 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000133864 | California
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000133864 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000133864 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000133864 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133864 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000133864 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133864 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133864 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000133864 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000133864 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000133864 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000133864 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133864 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000133864 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000133864 | Others
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000133864 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000133864 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133864 | AA
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000133864 | A
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000133864 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000133864 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000133864 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133864 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000133864 | D
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082626 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000082626 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000082626 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000082626 | AA
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000082626 | A
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000082626 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082626 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082626 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085360 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000085360 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000085360 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000085360 | AA
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000085360 | A
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000085360 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000085360 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085360 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085439 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000085439 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000085439 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000085439 | AA
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000085439 | A
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000085439 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000085439 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085439 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082624 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000082624 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000082624 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000082624 | AA
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000082624 | A
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000082624 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082624 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082624 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082625 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000082625 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000082625 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000082625 | AA
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000082625 | A
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000082625 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082625 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082625 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%